Computer Software, net	12 Months Ended
Dec. 31, 2013
Computer Software, net
NOTE 8	Computer Software, net

Computer software as of December 31 is summarized as follows:

(in thousands)	2013	2012
Licensed computer software	$417,139	461,217
Software development costs	338,490	303,668
Acquisition technology intangibles	168,336	89,371

Total computer software	923,965	854,256

Less accumulated amortization:
Licensed computer software	224,915	336,521
Software development costs	254,423	232,113
Acquisition technology intangibles	74,854	58,705

Total accumulated amortization	554,192	627,339

Computer software, net	$369,773	226,917

The Company allocated approximately $78.7 million to acquisition technology intangibles during 2013 due to the acquisition of NetSpend. Refer to Note 23 for more information on this acquisition.

Amortization expense related to licensed computer software costs was $36.9 million, $37.4 million and $37.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amortization expense includes amounts for computer software acquired under capital lease. Amortization of software development costs was $21.6 million, $23.3 million and $24.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amortization expense related to acquisition technology intangibles was $15.9 million, $9.7 million and $10.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The weighted average useful life for each component of computer software, and in total, as of December 31, 2013, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.7
Software development costs	5.8
Acquisition technology intangibles	6.8

Total	5.9

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2013 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2014	$48,293	26,396	19,715
2015	38,847	20,532	16,670
2016	27,964	15,925	15,202
2017	20,312	11,198	13,718
2018	12,805	7,994	11,243